UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) February 12, 2024

TF EQUIPMENT HOLDING, LLC1

(Exact name of securitizer as specified in its charter)

025-04735	0001788413
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jonathan Talbert, (312)-241-3191

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________________

Central Index Key Number of underwriter (if applicable): ____________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]

TF Equipment Holding, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period.

PART I - REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), TF Equipment Holding, LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2023.

Item 1.03. Notice of Termination of Duty to File Reports under Rule 15Ga-1

TF Equipment Holding, LLC is terminating its reporting obligation pursuant to Rule 15Ga-1(c)(3). The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer or a relevant affiliate of the securitizer was May 23, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2024

TF Equipment Holding, LLC (Securitizer)

By:	/s/ Daniel Byrne
Name: Daniel Byrne Title: President (senior officer in charge of securitization)